UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21728

                      AETOS CAPITAL OPPORTUNITIES FUND, LLC
               (Exact name of registrant as specified in charter)

                                    --------

                             c/o Aetos Capital, LLC
                                875 Third Avenue
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                                 Harold Schaaff
                               Aetos Capital, LLC
                               New York, NY 10022
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-201-2500

                       DATE OF FISCAL YEAR END: JANUARY 31

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

AETOS CAPITAL OPPORTUNITIES FUND, LLC

Quarterly Report (unaudited)

October 31, 2009

                Aetos Capital Multi-Strategy Arbitrage Fund, LLC

                             Schedule of Investments

                                October 31, 2009
                                   (unaudited)

                                                                          % OF MEMBERS'
PORTFOLIO FUND NAME                             COST           VALUE         CAPITAL
-------------------                         ------------   ------------   -------------
CNH CA Institutional Fund, L.P.             $ 40,000,000   $ 44,382,464        9.89%
Davidson Kempner Partners                     40,543,694     55,171,556       12.29
Farallon Capital Offshore Investors, Inc.     53,172,893     49,827,486       11.10
FFIP, L.P.                                    46,630,000     60,848,935       13.56
GMO Mean Reversion Fund                       40,692,369     34,102,924        7.60
HBK Fund L.P.(2)                              17,674,356     13,287,459        2.96
Ishin Fund, LLC                               35,361,920     38,651,878        8.61
Oceanwood Global Opportunities Fund L.P.      55,000,000     58,864,664       13.12
Parsec Trading Corp.                          54,555,466     43,957,637        9.80
Sowood Alpha Fund, L.P.(1)                     3,453,269      1,293,525        0.29
                                            ------------   ------------       -----
   Total                                    $387,083,967   $400,388,528       89.22%
                                            ============   ============       =====

(1)  Portfolio Fund in liquidation.

(2) Portfolio Fund has established restrictions on the ability to fully receive proceeds from redemptions through the application of a redemption restriction or "gate."

The aggregate cost of investments for tax purposes was $379,452,931. Net unrealized appreciation on investments for tax purposes was $20,935,597 consisting of $56,063,483 of gross unrealized appreciation and $35,127,886 of gross unrealized depreciation.

Percentages are based on Members' Capital of $448,749,488. The investments in portfolio funds shown above, representing 89.22% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

            Aetos Capital Distressed Investment Strategies Fund, LLC

                             Schedule of Investments

                                October 31, 2009
                                   (unaudited)

                                                                          % OF MEMBERS'
PORTFOLIO FUND NAME                             COST           VALUE         CAPITAL
-------------------                         ------------   ------------   -------------
AG Mortgage Value Partners, L.P.            $ 30,000,000   $ 34,389,613        9.41%
Anchorage Capital Partners, L.P.              60,000,000     70,578,716       19.32
Aurelius Capital Partners, L.P.               55,500,000     68,788,611       18.83
King Street Capital, L.P.                     51,050,000     72,506,127       19.85
One East Partners, L.P.                        7,882,676      3,546,684        0.97
Silver Point Capital Fund, L.P.               36,451,272     31,881,342        8.73
Watershed Capital Partners, L.P.              11,050,000     12,141,373        3.32
                                            ------------   ------------       -----
   Total                                    $251,933,948   $293,832,466       80.43%
                                            ============   ============       =====

The aggregate cost of investments for tax purposes was $282,147,454. Net unrealized appreciation on investments for tax purposes was $11,685,012 consisting of $25,945,536 of gross unrealized appreciation and $14,260,524 of gross unrealized depreciation.

Percentages are based on Members' Capital of $365,349,744. The investments in portfolio funds shown above, representing 80.43% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                  Aetos Capital Long/Short Strategies Fund, LLC

                             Schedule of Investments

                                October 31, 2009
                                   (unaudited)

                                                                          % OF MEMBERS'
PORTFOLIO FUND NAME                             COST           VALUE         CAPITAL
-------------------                         ------------   ------------   -------------
Bay Pond Partners, L.P.                     $ 23,626,705   $ 60,212,329        8.65%
Bay Resource Partners, L.P.                   28,094,709     45,768,000        6.57
Brookside Capital Partners Fund II, LP        65,000,000     66,378,272        9.53
Cadian Fund LP                                45,000,000     51,538,107        7.40
Cadmus Capital Partners (QP), L.P.(1)          4,542,459      3,176,178        0.46
CamCap Energy, L.P.                           20,000,000     19,039,717        2.73
Conatus Capital Partners LP                   57,500,000     58,851,606        8.45
Copper River Partners, L.P.(1)                17,887,497      8,321,314        1.20
Highside Capital Partners, L.P.               31,063,150     37,286,628        5.35
Icarus Qualified Partners, L.P.               36,000,000     45,337,605        6.51
Joho Partners, L.P.                           50,000,000     55,768,651        8.01
Millgate Partners II, L.P.                    47,000,000     47,302,828        6.79
North River Partners, L.P.                    45,650,000     61,098,158        8.77
Viking Global Equities, L.P.                  48,460,934     89,162,857       12.80
Woodbourne Daybreak Global Fund L.P.(1)       21,799,931      4,841,458        0.69
                                            ------------   ------------       -----
   Total                                    $541,625,385   $654,083,708       93.91%
                                            ============   ============       =====

(1)  Portfolio Fund in liquidation.

The aggregate cost of investments for tax purposes was $573,395,046. Net unrealized appreciation on investments for tax purposes was $80,688,662 consisting of $117,586,065 of gross unrealized appreciation and $36,897,403 of gross unrealized depreciation.

Percentages are based on Members' Capital of $696,506,796. The investments in portfolio funds shown above, representing 93.91% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                      Aetos Capital Opportunities Fund, LLC

                             Schedule of Investments

                                October 31, 2009
                                   (unaudited)

                                                                          % OF MEMBERS'
PORTFOLIO FUND NAME                             COST           VALUE         CAPITAL
-------------------                         ------------   ------------   -------------
GMO U.S. Tactical Opportunities Fund
   (Onshore), L.P.                          $ 21,500,000   $ 20,324,883       16.39%
Joho Partners, L.P.                           19,000,000     28,302,224       22.83
Samlyn Partners, L.P.                         14,500,000     15,959,032       12.87
Sansar Capital, L.P.                          10,315,421      7,135,366        5.75
Sansar Capital Holdings, Ltd.                    324,369        518,789        0.42
Sheffield Institutional Partners, L.P.         3,083,451      3,212,439        2.59
Spindrift Partners, L.P.                      18,000,000     17,462,991       14.08
The Elkhorn Fund, LLC                         20,000,000     22,343,519       18.02
                                            ------------   ------------       -----
Total                                       $106,723,241   $115,259,243       92.95%
                                            ============   ============       =====

The aggregate cost of investments for tax purposes was $119,078,597. Net unrealized depreciation on investments for tax purposes was $3,819,354 consisting of $9,072,524 of gross unrealized appreciation and $12,891,878 of gross unrealized depreciation.

Percentages are based on Members' Capital of $124,004,563. The investments in portfolio funds shown above, representing 92.95% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table presents information about the level within the fair valuation hierarchy at which the Funds' investments are measured as of October 31, 2009:

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

                                                 LEVEL 1   LEVEL 2      LEVEL 3         TOTAL
                                                 -------   -------   ------------   ------------
Investments in Portfolio Funds                     $--       $--     $400,388,528   $400,388,528
                                                   ===       ===     ============   ============

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

                                                 LEVEL 1   LEVEL 2      LEVEL 3         TOTAL
                                                 -------   -------   ------------   ------------
Investments in Portfolio Funds                     $--       $--     $293,832,466   $293,832,466
                                                   ===       ===     ============   ============

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

                                                 LEVEL 1   LEVEL 2      LEVEL 3         TOTAL
                                                 -------   -------   ------------   ------------
Investments in Portfolio Funds                     $--       $--     $654,083,708   $654,083,708
                                                   ===       ===     ============   ============

AETOS CAPITAL OPPORTUNITIES FUND, LLC

                                                 LEVEL 1   LEVEL 2      LEVEL 3         TOTAL
                                                 -------   -------   ------------   ------------
Investments in Portfolio Funds                     $--       $--     $115,259,243   $115,259,243
                                                   ===       ===     ============   ============

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                          AETOS CAPITAL
                                          AETOS CAPITAL     DISTRESSED    AETOS CAPITAL
                                         MULTI-STRATEGY     INVESTMENT      LONG/SHORT    AETOS CAPITAL
                                            ARBITRAGE       STRATEGIES      STRATEGIES    OPPORTUNITIES
                                            FUND, LLC       FUND, LLC       FUND, LLC       FUND, LLC
                                         --------------   -------------   -------------   -------------
Beginning Balance as of 1/31/09           $311,411,619    $201,571,304    $619,393,827    $ 92,107,880
Realized gain/(loss)                        (4,336,494)     (1,824,367)    (56,598,570)     (2,364,276)
Change in unrealized
appreciation/(depreciation)                 67,972,830      51,148,847      83,894,542       7,121,852
Net purchase/sales                          25,340,573      42,936,682       7,393,909      18,393,787
Net transfers in and/or out of Level 3              --              --              --              --
                                          ------------    ------------    ------------    ------------
Ending Balance as of 10/31/09             $400,388,528    $293,832,466    $654,083,708    $115,259,243
                                          ============    ============    ============    ============

The changes in net unrealized depreciation of investments in Portfolio Funds held by the Funds at October 31, 2009 were as follows:

                                                          AETOS CAPITAL
                                          AETOS CAPITAL     DISTRESSED    AETOS CAPITAL
                                         MULTI-STRATEGY     INVESTMENT      LONG/SHORT    AETOS CAPITAL
                                            ARBITRAGE       STRATEGIES      STRATEGIES    OPPORTUNITIES
                                            FUND, LLC       FUND, LLC       FUND, LLC       FUND, LLC
                                         --------------   -------------   -------------   -------------
Change in unrealized
   appreciation/(depreciation)             $62,916,698     $45,980,428     $42,137,870      $1,074,265
                                           ===========     ===========     ===========      ==========

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Aetos Capital Opportunities Fund, LLC


By (Signature and Title)*               /s/ Michael F. Klein
                                        -------------------------------------
                                        Michael F. Klein, President

Date: December 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Michael F. Klein
                                        -----------------------------------
                                        Michael F. Klein, President

Date: December 29, 2009


By (Signature and Title)*               /s/ Scott D. Sawyer
                                        -----------------------------------
                                        Scott D. Sawyer, Treasurer

Date: December 29, 2009

* Print the name and title of each signing officer under his or her signature.